Schedule of Investments (unaudited) April 30, 2019	BlackRock MuniYield Pennsylvania Quality Fund (MPA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds — 118.2%

Pennsylvania — 118.2%

Corporate — 2.2%
Pennsylvania Economic Development Financing Authority, RB:
American Water Co. Project, 6.20%, 04/01/39	$1,510	$1,515,074
Aqua Pennsylvania, Inc. Project, Series B, 4.50%, 12/01/42	2,630	2,689,043
Pennsylvania Economic Development Financing Authority, Refunding RB, AMT:
Aqua Pennsylvania, Inc. Project, Series A, 5.00%, 12/01/34	180	187,513
National Gypsum Co., 5.50%, 11/01/44	135	141,846

		4,533,476

County/City/Special District/School District — 28.3%
Allentown Neighborhood Improvement Zone Development Authority, Refunding RB, Series A:
5.00%, 05/01/35	190	198,810
5.00%, 05/01/42	450	467,127
Altoona Area School District, GO:
5.00%, 12/01/36	125	142,196
5.00%, 12/01/45	600	671,214
Altoona Area School District, GOL, Series A (AGM), 5.00%, 12/01/36	1,180	1,342,333
Bethlehem Area School District, GO, (BAM), Series A:
5.00%, 08/01/34	1,610	1,852,305
5.00%, 08/01/35	1,210	1,391,343
Borough of West Chester Pennsylvania, GO, Refunding, 3.50%, 11/15/35	1,095	1,134,113
Boyertown Area School District, GO:
5.00%, 10/01/36	610	681,132
5.00%, 10/01/38	920	1,025,036
City of Philadelphia Pennsylvania, GO, Refunding Series A (AGC), 5.00%, 08/01/24	2,115	2,131,708
City of Pittsburgh Pennsylvania, GO, Series B, 5.00%, 09/01/26	1,095	1,201,598
County of Bucks Pennsylvania Water & Sewer Authority, RB, Series A (AGM):
5.00%, 12/01/37	780	891,641
5.00%, 12/01/40	1,000	1,140,660
County of Delaware Springfield School District, GO:
5.00%, 03/01/40	1,025	1,194,033
5.00%, 03/01/43	775	900,597

Security	Par (000)	Value

County/City/Special District/School District (continued)
County of Northampton Pennsylvania IDA, Route 33 Project, Tax Allocation Bonds, 7.00%, 07/01/32	$170	$190,827
County of York Pennsylvania, GO, Refunding, 5.00%, 09/01/20(a)	500	522,215
Dallastown Area School District, GO, Refunding, 5.00%, 04/15/34	1,235	1,403,318
Fox Chapel Area School District, GO:
5.00%, 02/01/39	1,345	1,567,409
5.00%, 02/01/42	1,250	1,450,375
Marple Newtown School District, GO, (AGM), 5.00%, 06/01/19(a)	3,200	3,208,768
Shaler Area School District Pennsylvania, GO, CAB (Syncora), 0.00%, 09/01/30(b)	6,145	4,501,520
Springfield School District/Delaware County, GO:
5.00%, 03/01/36	870	1,028,714
5.00%, 03/01/37	890	1,044,807
State Public School Building Authority, RB (AGM):
Community College, Allegheny County Project, 5.00%, 07/15/34	2,190	2,325,211
Corry Area School District, CAB, 0.00%, 12/15/22(b)	1,640	1,509,817
Corry Area School District, CAB, 0.00%, 12/15/23(b)	1,980	1,776,595
Corry Area School District, CAB, 0.00%, 12/15/24(b)	1,980	1,730,777
Corry Area School District, CAB, 0.00%, 12/15/25(b)	1,770	1,506,518
Township of Bristol Pennsylvania School District, GO:
5.00%, 06/01/40	775	842,510
5.25%, 06/01/43	6,925	7,657,042
(BAM), 5.00%, 06/01/42	1,685	1,915,002
Township of Falls Pennsylvania, Refunding RB, Water & Sewer Authority, 5.00%, 12/01/37	1,270	1,365,060
Township of Lower Paxton Pennsylvania, GO:
5.00%, 04/01/42	435	489,993
5.00%, 04/01/46	1,435	1,615,351
Tredyffrin Easttown School District, GOL, 5.00%, 02/15/39	695	811,433
West Shore School District Pennsylvania, GOL:
5.00%, 11/15/43	2,095	2,390,332
5.00%, 11/15/48	1,200	1,367,640

1

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock MuniYield Pennsylvania Quality Fund (MPA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

County/City/Special District/School District (continued)
Williamsport Sanitary Authority, Refunding RB, (BAM), 4.00%, 01/01/40	$580	$606,947

		59,194,027

Education — 21.9%
County of Adams Pennsylvania IDA, Refunding RB, Gettysburg College, 5.00%, 08/15/26	100	103,830
County of Cumberland Pennsylvania Municipal Authority, Refunding RB, Diakon Lutheran Social Ministries Project:
4.13%, 01/01/38	160	163,664
4.00%, 01/01/36	395	403,256
5.00%, 01/01/39	760	849,209
County of Delaware Pennsylvania Authority, RB, Villanova University:
5.00%, 08/01/40	1,205	1,374,676
5.00%, 08/01/45	3,610	4,107,133
County of Delaware Pennsylvania Authority, Refunding RB, Cabrini University, 5.00%, 07/01/47	2,480	2,660,222
County of Montgomery Higher Education & Health Authority, Refunding RB, Series A:
Thomas Jefferson University, 5.00%, 09/01/48	1,500	1,712,940
Thomas Jeferson University, 5.00%, 09/01/37	840	973,115
County of Northampton Pennsylvania General Purpose Authority, Refunding RB:
Lafayette College, 4.00%, 11/01/38	1,160	1,236,664
Moravian College, 5.00%, 10/01/36	610	675,776
County of Westmoreland Pennsylvania Municipal Authority, Refunding RB, (BAM), 5.00%, 08/15/36	2,000	2,362,380
Pennsylvania Higher Educational Facilities Authority, RB, Thomas Jefferson University, 5.00%, 03/01/20(a)	1,000	1,027,160
Pennsylvania Higher Educational Facilities Authority, RB, Series AT-1, 4.00%, 06/15/34	2,000	2,138,340
Pennsylvania Higher Educational Facilities Authority, Refunding RB:
Drexel University, Series A, 5.25%, 05/01/21(a)	3,700	3,963,662

Security	Par (000)	Value

Education (continued)
Drexel University, Series A, 5.25%, 05/01/41	$230	$243,062
La Salle University, 5.00%, 05/01/37	1,325	1,383,048
La Salle University, 5.00%, 05/01/42	1,855	1,928,606
State System of Higher Education, Series AL, 5.00%, 06/15/35	280	289,173
Thomas Jefferson University, 5.00%, 09/01/45	2,000	2,221,020
University of Science in Philadelphia, 5.00%, 11/01/36	2,100	2,334,570
Widener University, Series A, 5.25%, 07/15/33	1,580	1,705,973
Widener University, Series A, 5.50%, 07/15/38	385	415,176
Philadelphia Authority for Industrial Development, RB, University of Sciences, 5.00%, 11/01/42	2,710	3,037,070
Philadelphia Authority for Industrial Development, Refunding RB:
1st Series, 5.00%, 04/01/45	2,170	2,415,188
La Salle University, 4.00%, 05/01/42	2,985	2,950,494
Swarthmore Borough Authority, Refunding RB, Swarthmore College Project, 5.00%, 09/15/38	830	934,298
Township of East Hempfield Pennsylvania IDA, RB, Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania:
5.00%, 07/01/35	435	467,381
5.00%, 07/01/35	485	510,249
5.00%, 07/01/45	300	311,970
5.00%, 07/01/47	820	865,740

		45,765,045

Health — 21.6%
City of Pottsville Pennsylvania Hospital Authority, Refunding RB, Lehigh Valley Health, Series B, 5.00%, 07/01/41	3,000	3,383,550

2

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock MuniYield Pennsylvania Quality Fund (MPA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health (continued)
County of Allegheny Hospital Development Authority, Refunding RB:
Allegheny Health Network Obligation, Class A (AGM), 4.00%, 04/01/44	$3,940	$4,143,619
Allegheny Health Network Obligated Group Issue, Series A, 4.00%, 04/01/37	1,700	1,789,862
Allegheny Health Network Obligated Group Issue, Series A, 5.00%, 04/01/47	700	797,867
County of Allegheny Pennsylvania Hospital Development Authority, RB, University of Pittsburgh Medical Center Health, Series B (NPFGC), 6.00%, 07/01/26	2,000	2,512,680
County of Berks Pennsylvania Municipal Authority, Refunding RB, Reading Hospital & Medical Center Project:
Series A, 5.00%, 11/01/40	765	809,630
Series A3, 5.50%, 11/01/31	250	254,508
County of Bucks Pennsylvania IDA, Refunding RB, Pennswood Village Project, 5.00%, 10/01/37	940	1,036,801
County of Centre Pennsylvania Hospital Authority, RB, Mount Nittany Medical Center Project, 7.00%, 11/15/21(a)	2,410	2,725,083
County of Cumberland Pennsylvania Municipal Authority, Refunding RB, Diakon Lutheran Social Ministries, 5.00%, 01/01/38	2,600	2,794,714
County of Dauphin General Authority, Refunding RB, Pinnacle Health System Project, 6.00%, 06/01/29	260	260,827
County of Franklin Pennsylvania IDA, Refunding RB, Chambersburg Hospital Project, 5.38%, 07/01/20(a)	415	432,687
County of Lancaster Pennsylvania Hospital Authority, Refunding RB, Masonic Villages of The Grand Lodge of Pennsylvania Project, 5.00%, 11/01/35	575	633,961
County of Montgomery Pennsylvania Higher Education & Health Authority, Refunding RB:
Abington Memorial Hospital Obligated Group, Series A, 5.13%, 06/01/19(a)	490	491,372

Security	Par (000)	Value

Health (continued)
Ursinus College Project, 4.00%, 11/01/46	$920	$926,836
County of Montgomery Pennsylvania IDA, Refunding RB:
Acts Retirement-Life Communities, 5.00%, 11/15/27	865	931,112
Acts Retirement-Life Communities, 5.00%, 11/15/28	555	596,070
Whitemarsh Continuing Care Retirement Community, 5.25%, 01/01/40	220	222,127
County of Northampton Pennsylvania General Purpose Authority, Refunding RB:
St. Luke’s University Health Network Project, 5.00%, 08/15/46	1,000	1,123,970
St. Lukes University Health Network, 5.00%, 08/15/48	1,125	1,291,894
County of Union Pennsylvania Hospital Authority, Refunding RB, Evangelical Community Hospital Project, 7.00%, 08/01/21(a)	460	513,406
County of Wayne Hospital & Health Facilities Authority, RB, Wayne Memorial Hospital Project, Series A, 4.00%, 07/01/46	1,595	1,669,088
DuBois Hospital Authority, Refunding RB, Penn Highlands Healthcare, 4.00%, 07/15/48	2,060	2,128,207
Geisinger Authority Pennsylvania, RB, Series A, 5.13%, 06/01/19(a)	500	501,380
Geisinger Authority Pennsylvania, Refunding RB, Health System, Series A-2, 5.00%, 02/15/39	4,050	4,648,509
Lancaster IDA, Refunding RB, Garden Spot Village Project:
5.38%, 05/01/28	520	562,931
5.75%, 05/01/35	865	944,416
Mount Lebanon Hospital Authority, RB, St. Clair Memorial Hospital Project, 4.00%, 07/01/48	2,345	2,452,424
Pennsylvania Higher Educational Facilities Authority, Refunding RB, University of Pittsburgh Medical Center, Series E, 5.00%, 05/15/31	1,000	1,031,430

3

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock MuniYield Pennsylvania Quality Fund (MPA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health (continued)
Philadelphia Hospitals & Higher Education Facilities Authority, RB, The Children’s Hospital of Philadelphia Project, Series C, 5.00%, 07/01/41	$940	$992,743
Philadelphia Hospitals & Higher Education Facilities Authority, Refunding RB, Presbyterian Medical Center, 6.65%, 12/01/19(c)	465	478,564
South Fork Municipal Authority, Refunding RB, Conemaugh Valley Memorial Hospital, Series B (AGC), 5.38%, 07/01/20(a)	2,055	2,140,159

		45,222,427

Housing — 6.4%
City of Philadelphia Pennsylvania, GO, Refunding, Series A, 5.00%, 08/01/37	1,360	1,537,902
Pennsylvania HFA, RB:
S/F Housing, Series 128B, 4.00%, 10/01/47	3,780	3,910,296
Brinton Manor Apartments & Brinton Towers, M/F Housing, Series A, 4.25%, 10/01/35	400	377,800
Brinton Manor Apartments & Brinton Towers, M/F Housing, Series A, 4.50%, 10/01/40	400	383,004
S/F Housing Mortgage, Series 118-B, 4.05%, 10/01/40	1,000	1,030,420
S/F Housing Mortgage, Series 2015-117-B, 4.05%, 10/01/40	1,600	1,644,928
Philadelphia IDA, RB, Series A:
3.50%, 12/01/36	790	779,406
4.00%, 12/01/46	2,970	3,006,650
4.00%, 12/01/51	790	795,459

		13,465,865

State — 5.7%
Commonwealth Financing Authority, RB, Tobacco Master Settlement Payment, 5.00%, 06/01/35	1,295	1,514,736
Commonwealth of Pennsylvania, GO, 1st Series, 5.00%, 06/01/22(a)	2,460	2,711,190

Security	Par (000)	Value

State (continued)
Pennsylvania Economic Development Financing Authority, RB, AMT, 5.00%, 06/30/42	$7,000	$7,669,200

		11,895,126

Tobacco — 4.4%
Commonwealth Financing Authority, RB, Tobacco Master Settlement Payment:
5.00%, 06/01/33	3,575	4,211,028
5.00%, 06/01/34	4,175	4,901,409

		9,112,437

Transportation — 18.6%
City of Philadelphia Pennsylvania, ARB, Series A, 5.00%, 06/15/40	3,825	3,940,859
City of Philadelphia Pennsylvania Airport Revenue, Refunding ARB, AMT, Series B:
5.00%, 07/01/37	1,100	1,266,782
5.00%, 07/01/47	2,105	2,393,196
Delaware River Joint Toll Bridge Commission, RB, Bridge System, 5.00%, 07/01/42	1,500	1,745,295
Delaware River Port Authority, RB:
5.00%, 01/01/29	475	538,688
5.00%, 01/01/37	2,285	2,556,549
Series D, 5.00%, 01/01/20(a)	750	767,108
Pennsylvania Economic Development Financing Authority, Refunding RB, Amtrak Project, Series A, AMT, 5.00%, 11/01/41	6,025	6,457,836
Pennsylvania Turnpike Commission, RB:
CAB, Sub-Series A-3, 0.00%, 12/01/42(b)	4,760	1,899,811
CAB, Sub-Series A-3 (AGM), 0.00%, 12/01/40(b)	1,275	591,664
Sub-Series B, 5.25%, 12/01/48	1,930	2,266,592
Sub-Series B-1, 5.00%, 06/01/42	2,345	2,645,418
Pennsylvania Turnpike Commission, Refunding RB:
Sub-Series A-1, 5.25%, 12/01/45	3,270	3,692,026
Sub-Series B (AGM), 5.25%, 06/01/19(a)	1,695	1,699,915
Sub-Series B (AGM), 5.25%, 06/01/19(a)	1,805	1,810,379

4

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock MuniYield Pennsylvania Quality Fund (MPA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
Southeastern Pennsylvania Transportation Authority, RB, Capital Grant Receipts(a):
5.00%, 06/01/21	$1,860	$1,988,489
5.00%, 06/01/21	2,465	2,635,282

		38,895,889

Utilities — 9.1%
City of Lancaster Pennsylvania, GO, (BAM), 4.00%, 11/01/42	1,705	1,808,408
City of Philadelphia Pennsylvania Gas Works, RB, 9th Series:
5.25%, 08/01/20(a)	660	689,113
5.25%, 08/01/40	1,040	1,080,841
City of Philadelphia Pennsylvania Gas Works, Refunding RB:
5.00%, 08/01/30	800	917,544
5.00%, 08/01/31	600	686,028
5.00%, 08/01/32	800	911,784
5.00%, 08/01/33	400	454,816
5.00%, 08/01/34	700	793,618
City of Philadelphia Pennsylvania Water & Wastewater, RB:
Series A, 5.25%, 10/01/52	810	949,911
Series C (AGM), 5.00%, 08/01/20(a)	3,350	3,489,594
City of Philadelphia Pennsylvania Water & Wastewater Revenue, RB, Series A, 5.00%, 10/01/43	3,040	3,559,658
County of Allegheny Pennsylvania Sanitary Authority, RB, Sewer Improvement (BAM), 5.25%, 12/01/41	1,410	1,594,428
County of Delaware Pennsylvania Regional Water Quality Control Authority, RB, Sewer Improvements, 5.00%, 05/01/23(a)	420	473,861
Pennsylvania Economic Development Financing Authority, RB, Philadelphia Biosolids Facility, 6.25%, 01/01/32	1,605	1,639,957

		19,049,561

Total Municipal Bonds — 118.2% (Cost — $233,794,890)		247,133,853

Security	Par (000)	Value

Municipal Bonds Transferred to Tender Option Bond Trusts(d)

Pennsylvania — 45.4%

Education — 17.9%
County of Northampton General Purpose Authority, Refunding RB, Lafayette College, 5.00%, 11/01/47	$3,900	$4,527,988
County of Westmoreland Pennsylvania Municipal Authority, Refunding RB, (BAM), 5.00%, 08/15/42	3,493	3,962,440
Pennsylvania Higher Educational Facilities Authority, RB:
State System of Higher Education, Series AR, 4.00%, 06/15/38	11,335	11,907,743
University of Pennsylvania Health System, Series A, 5.75%, 08/15/21(a)	5,120	5,593,498
University of Pennsylvania Health System, Series A, 4.00%, 08/15/39(e)	7,815	8,063,878
Philadelphia Authority for Industrial Development, RB, Philadelphia College of osteopathic Medicine, 4.00%, 12/01/48(e)	3,300	3,458,779

		37,514,326

Health — 14.8%
Geisinger Authority Pennsylvania, RB, Health System:
Series A, 5.13%, 06/01/19(a)	2,500	2,506,900
Series A, 5.25%, 06/01/19(a)	3,000	3,008,580
Series A-1, 5.13%, 06/01/41	7,430	7,863,397
Pennsylvania Economic Development Financing Authority, RB, University of Pittsburgh Medical Center, Series B, 4.00%, 03/15/40	8,000	8,415,000
Philadelphia Hospitals & Higher Education Facilities Authority, RB, The Children’s Hospital of Philadelphia Project, Series C, 5.00%, 07/01/41	4,680	4,939,529
Saint Mary Pennsylvania Hospital Authority, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/48	3,754	4,344,623

		31,078,029

Housing — 1.2%
Pennsylvania HFA, Refunding RB, S/F Mortgage, Series 114A, AMT, 3.70%, 10/01/42(e)	2,437	2,457,658

State — 9.5%
Commonwealth of Pennsylvania, GO, 1st Series, 4.00%, 03/01/38(e)	6,000	6,464,460

5

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock MuniYield Pennsylvania Quality Fund (MPA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

State (continued)
General Authority of Southcentral Pennsylvania, Refunding RB, Wellspan Health Obligated Group:
4.00%, 06/01/49	$5,385	$5,675,682
Series A, 5.00%, 06/01/44	7,000	7,715,645

		19,855,787

Transportation — 2.0%
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.50%, 12/01/42	1,680	1,972,432

Security	Par (000)	Value

Transportation (continued)
Pennsylvania Turnpike Commission, Refunding RB, Sub Series B-2 (AGM), 5.00%, 06/01/35	$1,850	$2,136,574

		4,109,006

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 45.4% (Cost — $90,948,247)		95,014,806

Total Investments — 163.6% (Cost — $324,743,137)		342,148,659

Other Assets Less Liabilities — 1.9%		3,868,291

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (26.0)%		(54,277,163)

VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (39.5)%		(82,600,920)

Net Assets Applicable to Common Shares — 100.0%		$209,138,867

(a)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)	Zero-coupon bond.
(c)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(d)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(e)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between April 01, 2020 to June 01, 2039, is $12,672,528.

During the period ended April 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 07/31/18	Net Activity	Shares Held at 04/30/19	Value at 04/30/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	562,228	(562,228)	—	$—	$17,347	$532	$(54)

*	No longer held by the Fund as of period end.
(a)	Includes net capital gain distributions, if applicable.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

6

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock MuniYield Pennsylvania Quality Fund (MPA)

Portfolio Abbreviations

AGC	Assured Guarantee Corp.

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax (subject to)

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

CAB	Capital Appreciation Bonds

GO	General Obligation Bonds

HFA	Housing Finance Agency

IDA	Industrial Development Authority

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

RB	Revenue Bonds

S/F	Single-Family

Syncora	Syncora Guarantee

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	47	06/19/19	$5,813	$(16,989)
Long U.S. Treasury Bond	125	06/19/19	18,434	(50,666)
5-Year U.S. Treasury Note	7	06/28/19	809	(5,152)

				$(72,807)

7

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock MuniYield Pennsylvania Quality Fund (MPA)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$342,148,659	$—	$342,148,659

Derivative Financial Instruments(b)
Liabilities:
Interest rate contracts	$(72,807)	$—	$—	$(72,807)

(a)	See above Schedule of Investments for values in each sector.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(54,013,799)	$—	$(54,013,799)
VRDP Shares at Liquidation Value	—	(82,600,000)	—	(82,600,000)

	$—	$(136,613,799)	$—	$(136,613,799)

8